REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,134		$ 1,134		$ 1,236
Revenues relating to contract liabilities outstanding	112	$ 134	257	$ 297
Transaction price allocated to remaining performance obligations	$ 1,800		$ 1,800		$ 2,000